Pension commitments	18 Months Ended
Oct. 31, 2018
Pension commitments [Abstract]
Pension commitments
27 Pension commitments

a) Defined contribution

The Group has established a number of pension schemes around the world covering many of its employees. The principal funds are those in the US, UK and Germany. These were funded schemes of the defined contribution type. Outside of these territories, the schemes are also of the defined contribution type, except for France and Japan which are defined benefit schemes, but which has few members and therefore are not significant to the Group.

Pension costs for defined contributions schemes are as follows:

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
Continuing operations	$	’000	$	’000	$	’000
Defined contribution schemes (note 35)		43,241		10,875		10,363

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

b) Defined benefit

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within non-current assets:
Long-term pension assets		16,678		22,031
Within non-current liabilities:
Retirement benefit obligations		(110,351)		(30,773)

The acquisition and subsequent integration of the software segment of Hewlett Packard Enterprise Company (HPE Software business) on September 1, 2017 added 27 defined benefit plans primarily in France, Germany and Switzerland.

As of October 31, 2018, there are 30 defined benefit plans in 10 countries around the world (April 30, 2017: 4 in Germany, one of which provides benefits solely for SUSE employees). Some of the plans are final salary pension plans, which provide benefits to members in the form of a guaranteed level of pension payable for life in the case of retirement, disability and death. The level of benefits provided depends not only on the final salary but also on member’s length of service, social security ceiling and other factors. Final pension entitlements are calculated by local administrators in the applicable country. They also complete calculations for cases of death in service and disability. Other plans include termination or retirement indemnity plans or other types of statutory plans that provide a one-time benefit at termination. Where required by local or statutory requirements, some of the schemes are governed by an independent Board of Trustees that is responsible for the investment strategies with regard to the assets of the funds, however, other schemes are administered locally with the assistance of local pension experts. Not all of our plans are closed for new membership. The Group sponsors 13 plans that are open to new members, all of which are termination or retirement indemnity plans or statutory plans providing a one-time benefit at termination, retirement or death or disability. As a result of the acquisition of the HPE Software business, the Group participates in multi-employer defined benefit plans in Switzerland and Japan. These plans are accounted for as defined benefit plans.

Long-term pension assets
Long-term pension assets relate to the contractual arrangement under insurance policies held by the Group with guaranteed interest rates that do not meet the definition of a qualifying insurance policy as they have not been pledged to the plan or beneficiaries and are subject to the creditors of the Group. Such arrangements are recorded in the consolidated statement of financial position as long-term pension assets. These contractual arrangements are treated as available-for-sale financial assets since there is not an exact matching of the amount and timing of some or all of the benefits payable under the defined benefit plan. Movement in the fair value of long-term pension assets is included in other comprehensive income. All non-plan assets are held in Germany.

The movement on the long-term pension asset is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
As at May 1		22,031		22,272
Reclassification to assets held for sale		(1,543)		-
Interest on non-plan assets (note 6)		633		404
Benefits paid		(185)		(110)
Contributions		489		442

Included within other comprehensive income:
- Change in fair value		(6,065)		-
- Actuarial (loss)/gain on non-plan assets		278		(2,134)
- Reclassification from defined contribution scheme to defined benefit scheme		-		2,264
		(5,787)		130

Foreign currency exchange (loss)/gain		1,040		(1,107)
As at October 31 / April 30		16,678		22,031
Included within other comprehensive income:
Continuing operations		(5,258)		318
Discontinued operation		(529)		(188)
		(5,787)		130

The non-plan assets are Level 3 assets under the fair value hierarchy. These assets have been valued by applying a discount rate to the future cash flows and taking into account the fixed interest rate, mortality rates and term of the insurance contract. There have been no transfers between levels for the period ended October 31, 2018 (April 30, 2017: none).

Retirement benefit obligations
The following amounts have been included in the consolidated statement of comprehensive income for defined benefit pension arrangements:

	18 months ended October 31, 2018		12 months[1] ended April 30, 2017		12 months[1] ended April 30, 2016
	$	’000	$	’000	$	’000
Current service charge		12,627		504		613
Past service credit		(5,489)		-		-
Charge to operating profit (note 35)		7,138		504		613

Current service charge – discontinued operations		268		121		147

Interest on pension scheme liabilities		5,253		660		546
Interest on pension scheme assets		(2,430)		(95)		(79)
Charge to finance costs (note 6)		2,823		565		467

Total charge to consolidated statement of comprehensive income		10,229		1,190		1,227

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Past service credits are the result of headcount reductions under the Group’s restructuring and integration activities relating to the acquisition of the HPE Software business (note 39).

The contributions for the year ended October 31, 2019 are expected to be broadly in line with the 12 months to October 31, 2018. We fund our schemes so that we make at least the minimum contributions required by local government, funding and taxing authorities.

The following amounts have been recognized as movements in the statement of comprehensive income:

	18 months ended October 31, 2018		12 months ended April 30, 2017
	$	’000	$	’000
Actuarial return on assets excluding amounts included in interest income		621		9

Re-measurements – actuarial (gains) and losses:
- Demographic		332		-
- Financial		(11,104)		2,821
- Experience		1,858		568
		(8,914)		3,389

Reclassification from defined contribution scheme to defined benefit scheme		(2,121)		(2,996)

Movement in the period / year		(10,414)		402

Continuing operations		(8,949)		(217)
Discontinued operation		(1,465)		619
		(10,414)		402

The weighted average key assumptions used for the valuation of the schemes were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Rate of increase in final pensionable salary	2.61%	2.00%
Rate of increase in pension payments	1.99%	2.00%
Discount rate	1.92%	1.95%
Inflation	1.89%	2.00%

The weighted average assumptions used in the valuation of the September 1, 2017 opening balances for the schemes acquired from the HPE Software business were: rate of increase in final pensionable salary of 2.32%, rate of increase in pension payments of 1.75%, discount rate of 1.95% and inflation of 1.61%,

The net present value of the defined benefit obligations of the schemes are sensitive to both the actuarial assumptions used and to market conditions. If the discount rate assumption was 0.5% lower, the obligation would be expected to increase by $26.9m as at October 31, 2018 (April 30, 2017: $4.5m) and if it was 0.5% higher, they would be expected to decrease by $23.1m (April 30, 2017: $3.9m). If the inflation assumption was 0.25% lower, the obligations would be expected to decrease by $6.0m as at October 31, 2018 (April 30, 2017: $1.2m) and if it was 0.25% higher, they would be expected to increase by $6.4m (April 30, 2017: $1.3m).

The mortality assumptions for the schemes are set based on actuarial advice in accordance with published statistics and experience in each territory. These assumptions translate into an average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2018	April 30, 2017
Retiring at age 65 at the end of the reporting period:
Male	20	19
Female	23	23

Retiring 15 years after the end of the reporting period:
Male	22	19
Female	25	24

The net present value of the defined benefit obligations of the schemes are sensitive to the life expectancy assumption. If there was an increase of one year to this assumption across the schemes the obligation would be expected to increase by $7.9m (3.6%) as at October 31, 2018 (April 30, 2017: $1.1m, 2.9%).

The net liability included in the consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2018						April 30, 2017
	Funded		Unfunded		Total		Funded
	$	’000	$	’000	$	’000	$ ’000
Present value of funded obligations		213,305		7,903		221,208	36,480
Fair value of plan assets		(110,857)		-		(110,857)	(5,707)
		102,448		7,903		110,351	30,773

The defined benefit obligation has moved as follows:

	October 31, 2018						April 30, 2017[1]
Defined Benefit Obligations	Defined benefit obligations		Scheme assets		Retirement benefit obligations		Defined benefit obligations		Scheme assets		Retirement benefit obligations
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1		36,480		(5,707)		30,773		37,524		(5,855)		31,669
HPE Software business acquisition (note 39)		181,455		(110,010)		71,445		-		-		-
Reclassification to assets held for sale		(9,125)		3,595		(5,530)		-		-		-
Current service cost		12,895		-		12,895		625		-		625
Past service credit		(5,489)		-		(5,489)
Benefits paid		(9,603)		9,406		(197)		(197)		87		(110)
Contributions by plan participants		2,547		(2,313)		234		-		(114)		(114)
Contribution by employer		-		(4,012)		(4,012)		-		-		-
Interest cost/(income) (note 6)		5,253		(2,430)		2,823		660		(95)		565

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic		(332)		-		(332)		-		-		-
- Financial		11,104		-		11,104		(2,821)		-		(2,821)
- Experience		(1,858)		-		(1,858)		(568)		-		(568)

Actuarial return on assets excluding amounts included in interest income		-		(621)		(621)		-		(9)		(9)
Reclassification from defined contribution scheme to defined benefit scheme		5,472		(3,351)		2,121		2,996		-		2,996
		14,386		(3,972)		10,414		(393)		(9)		(402)

Foreign currency exchange changes		(7,591)		4,586		(3,005)		(1,739)		279		(1,460)

At October 31 / April 30		221,208		(110,857)		110,351		36,480		(5,707)		30,773

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Past service credits are the result of headcount reductions under the Group’s restructuring and integration activities relating to the acquisition of the HPE Software business (note 39).

None of the plan assets are represented by financial instruments of the Group. None of the plan assets are occupied or used by the Group. The major categories of the plan assets are as follows:

	October 31, 2018						April 30, 2017
	Quoted		Unquoted		Total		Unquoted
	$	’000	$	’000	$	’000	$ ’000
Equity instruments		49,890		1,624		51,514	-
Debt instruments		37,419		5,069		42,488	-
Real estate		1,987		71		2,058	-
Cash and cash equivalents		-		2,325		2,325	-
Re-insurance contracts with guaranteed interest rates*		-		5,486		5,486	5,707
Other		-		6,986		6,986	-
Total		89,296		21,561		110,857	5,707

* The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Through its defined benefit schemes the Group is exposed to a number of risks, the most significant of which are detailed below:

– Changes in bond yields – A decrease in corporate bond yields will increase IAS 19 plan liabilities, although this will be partially offset by an increase in the value of the pledged and unpledged re-insurance holdings.

– Inflation – Some of the Group pension obligations are linked to inflation, and higher inflation will lead to higher liabilities. There is a cap on the level of inflationary increase on one of the plans which protects the plan against extreme inflation. The majority of the plan assets are either unaffected by or loosely correlated with inflation, meaning an increase in inflation will also increase the deficit.

– Life expectancy – The majority of the plan obligations are to provide benefits over the life of the member, so increases in life expectancy will result in an increase in the plan liabilities as benefits would be paid over a longer period.

– In the case of the defined benefit plans, the Group ensures that the investment positions are managed within an asset liability matching (“ALM”) that has been developed by the Group to achieve long-term investments that are in line with the obligations under the pension schemes. In addition to the plan assets outlined above, the Group had re-insurance assets valued at $16.6m as at October 31, 2018 (April 30, 2017: $22.1m). These assets are designated to fund the pension obligation and do not qualify as plan assets as they have not been pledged to the plan and are subject to the creditors of the Company. Within this framework the Group’s objective is to match assets to the pension obligations by investing in re-insurances that match the benefit payments as they fall due and in the appropriate currency.

Sensitivities
The table below provides information on the sensitivity of the defined benefit obligation to changes to the most significant actuarial assumptions. The table shows the impact of changes to each assumption in isolation, although, in practice, changes to assumptions may occur at the same time and can either offset or compound the overall impact on the defined benefit obligation.

These sensitivities have been calculated using the same methodology as used for the main calculations. The weighted average duration of the defined benefit obligation is 22 years.

	Change in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(10.5%)
Price inflation	0.25%	2.9%
Salary growth rate	0.50%	1.9%

An increase of one year in the assumed life expectancy for both males and females would increase the defined benefit obligation by 3.6% as at October 31, 2018 (April 30, 2017: 2.9%). The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to previous periods.